Property Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment

	Servers and network equipment RMB million	Leasehold improve -ments RMB million	Office furniture, equipment and others RMB million	Total RMB million
At January 1, 2016
Cost	-	-	4	4
Accumulated depreciation	-	-	(1)	(1)
Net book amount	-	-	3	3
Year ended December 31, 2016
Opening net book amount	-	-	3	3
Additions	31	6	4	41
Business combination (Note 24)	52	36	8	96
Disposals	(1)	-	(1)	(2)
Depreciation charge	(17)	(10)	(3)	(30)
Closing net book amount	65	32	11	108
At December 31, 2016
Cost	82	42	15	139
Accumulated depreciation	(17)	(10)	(4)	(31)
Net book amount	65	32	11	108
Year ended December 31, 2017
Opening net book amount	65	32	11	108
Additions	43	33	7	83
Disposals	(1)	-	(1)	(2)
Depreciation charge	(35)	(22)	(5)	(62)
Closing net book amount	72	43	12	127
At December 31, 2017
Cost	123	75	22	220
Accumulated depreciation	(51)	(32)	(10)	(93)
Net book amount	72	43	12	127

10	Property, plant and equipment (Continued)

	Servers and network equipment RMB million	Leasehold improve -ments RMB million	Office furniture, equipment and others RMB million	Total RMB million
Year ended December 31, 2018
Opening net book amount	72	43	12	127
Additions	95	10	11	116
Business combination (Note 24)	-	3	1	4
Disposals	(1)	-	-	(1)
Depreciation charge	(45)	(25)	(8)	(78)
Closing net book amount	121	31	16	168
At December 31, 2018
Cost	217	88	30	335
Accumulated depreciation	(96)	(57)	(14)	(167)
Net book amount	121	31	16	168

Summary of depreciation charged to income statements

During the years ended December 31, 2016, 2017 and

2018, depreciation

was charged to the income statements as follows:

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Cost of revenues	15	33	47
Selling and marketing expenses	2	2	1
General and administrative expenses	13	27	30
	30	62	78